Loans - Impaired Loans Individually Evaluated (Details 8) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
With an allowance recorded
Related allowance	$ 433	$ 468	$ 4,335
Total
Recorded investment	9,292	7,101	15,432
Unpaid principal balance	9,309	7,106	15,434
Commercial & Industrial [Member]
With no related allowance recorded
Recorded investment	1,433	1,424	631
Unpaid principal balance	1,442	1,424	631
With an allowance recorded
Recorded investment	2,210	502	6,932
Unpaid principal balance	2,211	502	6,932
Related allowance	261	373	2,924
Total
Recorded investment	3,643	1,926	7,563
Unpaid principal balance	3,653	1,926	7,563
Real Estate Portfolio Segment [Member]
With an allowance recorded
Related allowance			133
Total
Recorded investment	1,029	173	6,421
Unpaid principal balance	1,034	173	6,423
Owner occupied commercial real estate [Member]
With no related allowance recorded
Recorded investment	1,029	173
Unpaid principal balance	1,034	173
Commerical real estate [Member]
With no related allowance recorded
Recorded investment	547	2,506	2,690
Unpaid principal balance	547	2,510	2,692
With an allowance recorded
Recorded investment			653
Unpaid principal balance			653
Related allowance			45
Total
Recorded investment	547	2,506
Unpaid principal balance	547	2,510
Construction, land & land development [Member]
With no related allowance recorded
Recorded investment	2,430	969	1,751
Unpaid principal balance	2,431	969	1,751
Total
Recorded investment	2,430	969
Unpaid principal balance	2,431	969
Residential mortgage [Member]
With no related allowance recorded
Recorded investment	1,263	1,277	1,213
Unpaid principal balance	1,264	1,277	1,213
With an allowance recorded
Recorded investment	228		114
Unpaid principal balance	228		114
Related allowance	172		88
Total
Recorded investment	1,491	1,277
Unpaid principal balance	1,492	1,277
Consumer and other [Member]
With no related allowance recorded
Recorded investment	152	155	170
Unpaid principal balance	152	156	170
With an allowance recorded
Recorded investment		95	1,278
Unpaid principal balance		95	1,278
Related allowance		95	1,278
Total
Recorded investment	152	250	1,448
Unpaid principal balance	$ 152	$ 251	$ 1,448